FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENT
Summary of assets measured or disclosed at fair value

Fair value measurement
at December 31, 2020
Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2020	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Description
Assets
Cash equivalents
Wealth management products	232,579	—	232,579	—

Total Assets	232,579	—	232,579	—

			Fair value measurement
			at June 30, 2021
			Quoted prices
			in active	Significant
	Total fair		markets for	other	Significant
	value at		identical	observable	unobservable
	June 30,		assets	inputs	inputs
	2021		(Level 1)	(Level 2)	(Level 3)
	RMB	US$	RMB	RMB	RMB
Description
Assets
Cash equivalents
Wealth management products	1,196	185	—	1,196	—

Total Assets	1,196	185	—	1,196	—

Liabilities
Cryptocurrency assets borrowings	38,508	5,964	—	38,508	—
Contingent consideration liability	99,137	15,354	—	—	99,137
Total liabilities	137,645	21,318	—	38,508	99,137